Financial assets - Schedule of Analysis of Derivative Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Carrying amount, liabilities	€ 470,874	€ 434,605
Foreign Exchange Forward Contracts | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities		(1,412)
Fair value, liabilities		(1,412)
Foreign Exchange Forward Contracts | Derivatives Current Financial Liabilities | Trading Derivatives
Disclosure of financial assets [line items]
Carrying amount, liabilities		(1,660)
Fair value, liabilities		(1,660)
Foreign Exchange Forward Contracts | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	167
Fair value, assets	167
Foreign Exchange Forward Contracts | Current financial assets derivatives | Trading Derivatives
Disclosure of financial assets [line items]
Carrying amount assets	1,617
Fair value, assets	1,617
Interest Rate Swap | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(592)	(348)
Fair value, liabilities	(592)	(348)
Interest Rate Swap | Derivatives Non-current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(208)	(642)
Fair value, liabilities	(208)	(642)
Interest Rate Swap | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	158	711
Fair value, assets	158	€ 711
Interest Rate Swap | Non-current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	340
Fair value, assets	€ 340